UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08476
                                                     ---------

                    The Gabelli Global Multimedia Trust Inc.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
              ----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


          THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                  SCHEDULE OF INVESTMENTS
               SEPTEMBER 30, 2006 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
     --------                                    --------

               COMMON STOCKS -- 91.0%
               COPYRIGHT/CREATIVITY COMPANIES -- 40.0%
               BUSINESS SERVICES: ADVERTISING -- 0.6%
      20,000   Clear Channel Outdoor
                 Holdings Inc., Cl. A+ ......  $    408,000
      20,000   Harte-Hanks Inc. .............       527,000
       4,200   Havas SA .....................        19,546
       7,000   JC Decaux SA .................       189,333
       2,000   Publicis Groupe ..............        78,771
       4,000   R. H. Donnelley Corp. ........       211,600
                                                -----------
                                                  1,434,250
                                                -----------
               COMPUTER HARDWARE -- 0.1%
       4,000   Apple Computer Inc.+ .........       308,120
                                               ------------
               COMPUTER SOFTWARE AND SERVICES -- 2.9%
      53,333   Activision Inc.+ .............       805,328
       5,000   America Online Latin America
                 Inc., Cl. A+ ...............            10
       3,000   Atlus Co. Ltd.+ ..............        12,826
       9,473   CNET Networks Inc.+ ..........        90,751
       3,230   EarthLink Inc.+ ..............        23,482
       5,000   eBay Inc.+ ...................       141,800
      21,000   Electronic Arts Inc.+ ........     1,169,280
       1,000   EMC Corp.+ ...................        11,980
         600   Google Inc., Cl. A+ ..........       241,140
      10,000   Jupitermedia Corp.+ ..........        86,600
      13,800   Mobius Management Systems
                 Inc.+ ......................        93,012
       5,000   NAVTEQ Corp.+ ................       130,550
     150,000   Yahoo! Inc.+ .................     3,792,000
                                               ------------
                                                  6,598,759
                                               ------------
               CONSUMER PRODUCTS -- 0.3%
       4,000   Lenox Group Inc.+ ............        24,200
      32,000   Mattel Inc. ..................       630,400
                                               ------------
                                                    654,600
                                               ------------
               ELECTRONICS -- 2.0%
       5,000   Freescale Semiconductor Inc.,
                 Cl. B+                             190,050
       4,000   IMAX Corp.+ ..................        19,560
      12,000   Intel Corp. ..................       246,840
       3,570   Royal Philips Electronics NV,
                 ADR ........................       124,986
      10,000   Samsung Electronics Co. Ltd.,
                  GDR (b) ...................     3,507,660
       6,000   Sony Corp., ADR ..............       242,160
       4,000   Zoran Corp.+ .................        64,320
                                               ------------
                                                  4,395,576
                                               ------------

                                                  MARKET
      SHARES                                      VALUE*
     --------                                    --------

               ENTERTAINMENT -- 10.7%
       8,000   Aruze Corp. ..................  $    148,995
       1,161   Corporacion Interamericana de
                 Entretenimiento SA de CV,
                 Cl.B+ ......................         2,081
      22,000   Crown Media Holdings Inc.,
                 Cl. A+ .....................        98,780
      31,622   EMI Group plc ................       157,491
      30,000   EMI Group plc, ADR ...........       298,122
     225,000   Gemstar-TV Guide International
                 Inc.+ ......................       747,000
      70,000   GMM Grammy Public Co. Ltd. ...        13,883
         481   Henley LP+ (a) ...............         1,443
      77,843   Liberty Global Inc., Cl. A+ ..     2,003,679
      75,000   Liberty Global Inc., Cl. C+ ..     1,879,500
      35,500   Liberty Media Holding Corp.
                 - Capital, Cl. A+ ..........     2,966,735
         625   Live Nation Inc.+ ............        12,763
     100,000   Shaw Brothers (Hong Kong) Ltd.       184,837
      38,000   Six Flags Inc.+ ..............       198,740
      70,000   SMG plc ......................        89,451
      95,000   The Walt Disney Co. ..........     2,936,450
     200,000   Time Warner Inc. .............     3,646,000
      70,000   Viacom Inc., Cl. A+ ..........     2,611,000
     157,000   Vivendi ......................     5,659,971
       6,000   Warner Music Group Corp. .....       155,700
       4,000   World Wrestling Entertainment
                 Inc. .......................        65,720
                                               ------------
                                                 23,878,341
                                               ------------
               HOTELS AND GAMING -- 11.4%
       5,000   Aztar Corp.+ .................       265,050
      65,000   Boyd Gaming Corp. ............     2,498,600
      13,000   Churchill Downs Inc. .........       546,780
     150,000   Gaylord Entertainment Co.+ ...     6,577,500
       4,500   Greek Organization of Football
                 Prognostics SA .............       151,216
       5,000   Harrah's Entertainment Inc. ..       332,150
       3,000   Host Hotels & Resorts Inc. ...        68,790
     118,000   International Game Technology      4,897,000
     482,352   Ladbrokes plc ................     3,513,171
      27,000   Las Vegas Sands Corp.+ .......     1,845,450
      55,000   Magna Entertainment Corp.,
                 Cl. A+ .....................       257,950
      75,000   MGM Mirage+ ..................     2,961,750
      36,900   Pinnacle Entertainment Inc.+       1,037,628
       6,000   Starwood Hotels & Resorts
                 Worldwide Inc. .............       343,140
       1,600   Wyndham Worldwide Corp.+ .....        44,752
       2,000   Wynn Resorts Ltd.+ ...........       136,020
                                               ------------
                                                 25,476,947
                                               ------------
               PUBLISHING -- 12.0%
      20,000   Arnoldo Mondadori Editore SpA        185,263
      95,000   Belo Corp., Cl. A ............     1,501,950
      20,000   Dow Jones & Co. Inc. .........       670,800
      16,667   EMAP plc .....................       234,667

          THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
            SCHEDULE OF INVESTMENTS (CONTINUED)
               SEPTEMBER 30, 2006 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
     --------                                    --------

               COMMON STOCKS (CONTINUED)
               COPYRIGHT/CREATIVITY COMPANIES (CONTINUED)
               PUBLISHING (CONTINUED)
      20,000   EMAP plc, Cl. B ..............   $    41,192
       8,000   Gannett Co. Inc. .............       454,640
       2,833   Golden Books Family
                 Entertainment Inc.+ ........             0
     144,400   Independent News & Media plc         435,795
         800   John Wiley & Sons Inc., Cl. B         28,744
      12,000   Journal Register Co. .........        68,040
      46,000   Lee Enterprises Inc. .........     1,161,040
      25,653   McClatchy Co., Cl. A .........     1,082,300
      28,000   Media General Inc., Cl. A ....     1,056,160
      25,000   Meredith Corp. ...............     1,233,250
     100,000   Nation Multimedia Group
                 Public Co. Ltd.+ (a) .......        21,296
     130,000   New Straits Times Press Berhad        63,449
     326,414   News Corp., Cl. A ............     6,414,035
      40,000   News Corp., Cl. B ............       825,600
     150,000   Oriental Press Group Ltd. ....        26,955
     100,000   Penton Media Inc.+ ...........        56,000
      10,000   Playboy Enterprises Inc.,
                 Cl. A+ .....................        95,000
     974,000   Post Publishing Public Co.
                 Ltd. (a) ...................       193,815
     145,000   PRIMEDIA Inc.+ ...............       220,400
       2,360   SanomaWSOY Oyj ...............        60,540
       1,000   Scholastic Corp.+ ............        31,150
     251,520   SCMP Group Ltd. ..............        89,106
     252,671   Singapore Press Holdings Ltd.        652,259
         300   Spir Communication ...........        44,471
       2,000   Sun-Times Media Group Inc.,
                 Cl. A ......................        13,160
      15,000   Telegraaf Media Groep NV .....       356,640
      64,000   The E.W. Scripps Co., Cl. A ..     3,067,520
      40,000   The McGraw-Hill Companies Inc.     2,321,200
      88,000   The Reader's Digest
                 Association Inc. ...........     1,140,480
      84,000   Tribune Co. ..................     2,748,480
      12,352   United Business Media plc. ...       153,218
       4,000   Wolters Kluwer NV - CVA ......       104,336
                                               ------------
                                                 26,852,951
                                               ------------
               TOTAL COPYRIGHT/
                 CREATIVITY COMPANIES .......    89,599,544
                                               ------------
               DISTRIBUTION COMPANIES -- 51.0%
               BROADCASTING -- 7.3%
       1,560   Asahi Broadcasting Corp. .....       211,830
      18,000   CanWest Global Communications
                 Corp.+ .....................       134,100
      18,000   CanWest Global Communications
                 Corp., Sub-Voting+ .........       133,661
      70,000   CBS Corp., Cl. A .............     1,975,400
       6,400   Chubu-Nippon Broadcasting
                 Co. Ltd. ...................        67,725
       5,000   Clear Channel Communications
                 Inc. .......................       144,250

                                                  MARKET
      SHARES                                      VALUE*
     --------                                    --------

      20,000   Cogeco Inc. ..................  $    420,487
       8,333   Corus Entertainment Inc.,
                 Cl. B ......................       317,739
       9,000   Cox Radio Inc., Cl. A+........       138,150
      72,271   Discovery Holding Co., Cl. A+      1,045,039
         166   Emmis Communications Corp.,
                 Cl. A+ .....................         2,033
      29,420   Fisher Communications Inc.+ ..     1,222,401
         228   Fuji Television Network Inc. .       515,352
      20,000   Granite Broadcasting Corp.+ ..         2,600
      90,000   Gray Television Inc. .........       576,900
      10,000   Gray Television Inc., Cl. A ..        69,100
      10,000   Grupo Radio Centro SA de CV,
                 ADR ........................        64,000
      30,000   Hearst-Argyle Television Inc.        688,500
      65,000   ION Media Networks Inc.+ .....        52,650
       4,550   Lagardere SCA ................       328,293
      40,000   Lin TV Corp., Cl. A+ .........       311,200
       5,140   Media Prima Berhad ...........         2,662
       4,000   Metropole Television SA ......       122,747
       7,000   Nippon Television Network
                 Corp. ......................       956,444
       4,650   NRJ Group ....................        86,973
       1,000   NTN Buzztime Inc.+ ...........         1,300
         500   Radio One Inc., Cl. A+ .......         3,120
       1,000   Radio One Inc., Cl. D+ .......         6,250
       1,500   RTL Group (Brussels) .........       155,971
       3,500   RTL Group (New York) .........       368,370
       1,906   SAGA Communications Inc.,
                 Cl. A+ .....................        14,752
      79,000   Salem Communications Corp.,
                 Cl. A ......................       893,490
      80,000   Sinclair Broadcast Group Inc.,
                 Cl. A ......................       628,000
      25,000   Societe Television Francaise 1       798,557
       5,000   Spanish Broadcasting System
                 Inc., Cl. A+ ...............        21,850
      50,000   Television Broadcasts Ltd. ...       269,554
     110,000   Tokyo Broadcasting System Inc.     2,565,503
         258   TV Asahi Corp. ...............       548,216
     240,000   TV Azteca SA de CV, CPO ......       155,867
      26,000   UTV plc ......................       170,870
      36,000   Young Broadcasting Inc., Cl. A+       82,800
                                               ------------
                                                 16,274,706
                                               ------------
               BUSINESS SERVICES -- 0.2%
         800   Avis Budget Group Inc. .......        14,632
      15,000   BB Holdings Ltd.+ ............        49,500
       6,000   Carlisle Group Ltd.+ .........        10,560
         500   CheckFree Corp.+ .............        20,660
       1,000   Convergys Corp.+ .............        20,650
       8,000   Interactive Data Corp.+ ......       159,600
       3,000   Moody's Corp. ................       196,140
         937   OneSource Services Inc.+. ....        11,798
         500   The Dun & Bradstreet Corp.+ ..        37,495
       2,500   Traffix Inc. .................        13,100
                                               ------------
                                                    534,135
                                               ------------

          THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
            SCHEDULE OF INVESTMENTS (CONTINUED)
               SEPTEMBER 30, 2006 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
     --------                                    --------

               COMMON STOCKS (CONTINUED)
               DISTRIBUTION COMPANIES (CONTINUED)
               CABLE -- 7.8%
      16,578   Austar United Communications
                 Ltd.+ ......................  $     14,456
     200,000   Cablevision Systems Corp.,
                 Cl. A+ .....................     4,542,000
      30,000   Charter Communications Inc.,
                 Cl. A+ .....................        45,600
      40,400   Cogeco Cable Inc. ............       935,408
      35,000   Comcast Corp., Cl. A+ ........     1,289,750
       7,000   Comcast Corp., Cl. A, Special+       257,670
      15,000   Mediacom Communications Corp.,
                 Cl. A+ .....................       106,800
     150,945   Rogers Communications Inc.,
                 Cl. B, New York ............     8,282,352
       9,655   Rogers Communications Inc.,
                 Cl. B, Toronto .............       528,639
      11,000   Shaw Communications Inc.,
                 Cl. B, New York ............       330,220
      39,000   Shaw Communications Inc.,
                 Cl. B, Toronto .............     1,167,819
                                               ------------
                                                 17,500,714
                                               ------------
               CONSUMER SERVICES -- 3.1%
       3,000   Best Buy Co. Inc. ............       160,680
       4,000   Bowlin Travel Centers Inc.+ ..         6,800
      20,000   H&R Block Inc. ...............       434,800
      93,000   IAC/InterActiveCorp+. ........     2,674,680
     177,500   Liberty Media Holding Corp.
                 - Interactive, Cl. A+ ......     3,617,450
       2,000   Martha Stewart Living
                 Omnimedia Inc., Cl. A ......        35,520
       4,000   TiVo Inc.+ ...................        30,360
                                               ------------
                                                  6,960,290
                                               ------------
               DIVERSIFIED INDUSTRIAL -- 1.4%
      36,000   Bouygues SA ..................     1,925,515
      18,432   Contax Participacoes SA, ADR..        15,877
      30,000   General Electric Co. .........     1,059,000
       7,700   Hutchison Whampoa Ltd. .......        67,999
       7,908   Malaysian Resources Corp.
                 Berhad+ ....................         1,673
                                               ------------
                                                  3,070,064
                                               ------------
               ENERGY AND UTILITIES -- 0.2%
      20,000   El Paso Electric Co.+ ........       446,800
                                               ------------
               ENTERTAINMENT -- 7.4%
       1,000   Blockbuster Inc., Cl. A+ .....         3,840
       3,150   British Sky Broadcasting
                 Group plc, ADR .............       129,370
      12,000   Canal+ Groupe ................       121,429
       4,005   Chestnut Hill Ventures+ (a) ..        86,003
      30,000   DreamWorks Animation SKG Inc.,
                 Cl. A+ .....................       747,300
     510,000   Grupo Televisa SA, ADR .......    10,842,600

                                                  MARKET
      SHARES                                      VALUE*
     --------                                    --------

     200,000   Rank Group plc ...............  $    879,065
      13,000   Regal Entertainment Group,
                 Cl. A ......................       257,660
      13,000   Triple Crown Media Inc.+ .....        94,640
     100,000   Univision Communications
                 Inc., Cl. A+ ...............     3,434,000
                                               ------------
                                                 16,595,907
                                               ------------
               EQUIPMENT -- 3.1%
       6,000   Agere Systems Inc.+ ..........        89,580
      11,000   American Tower Corp., Cl. A+..       401,500
       1,000   Amphenol Corp., Cl. A ........        61,930
       6,000   Andrew Corp.+ ................        55,380
         416   Avaya Inc.+ ..................         4,759
       2,000   CommScope Inc.+ ..............        65,720
      86,000   Corning Inc.+ ................     2,099,260
       1,500   L-3 Communications Holdings
                 Inc. .......................       117,495
      70,000   Lucent Technologies Inc.+ ....       163,800
      55,000   Motorola Inc. ................     1,375,000
      40,000   Nortel Networks Corp.+ .......        92,000
      12,000   QUALCOMM Inc. ................       436,200
      40,000   Sycamore Networks Inc.+ ......       151,200
     115,000   Symbol Technologies Inc. .....     1,708,900
       3,000   The Furukawa Electric Co. Ltd.        19,810
         200   Trestle Holdings Inc.+ .......            24
                                               ------------
                                                  6,842,558
                                               ------------
               FOOD AND BEVERAGE -- 0.1%
       5,282   Compass Group plc ............        26,529
       1,041   Pernod-Ricard SA .............       216,619
                                               ------------
                                                    243,148
                                               ------------
     UNITS
    -------
               CLOSED-END FUNDS -- 0.1%
       6,804   Bell Aliant Regional
                 Communications Income Fund .       212,733
                                               ------------
     SHARES
    --------
               REAL ESTATE -- 0.0%
       2,000   Realogy Corp.+ ...............        45,360
                                               ------------
               SATELLITE -- 1.0%
         300   Asia Satellite Telecommunications
                 Holdings Ltd., ADR .........         4,856
      40,000   EchoStar Communications Corp.,
                 Cl. A+ .....................     1,309,600
       1,000   Lockheed Martin Corp. ........        86,060
      25,000   Pegasus Communications Corp.,
                 Cl. A+ .....................        49,750
       6,000   PT Indosat Tbk, ADR ..........       163,560
          30   SKY Perfect Communications Inc.       16,787
      30,000   The DIRECTV Group Inc.+ ......       590,400
                                               ------------
                                                  2,221,013
                                               ------------

          THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
            SCHEDULE OF INVESTMENTS (CONTINUED)
               SEPTEMBER 30, 2006 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
     --------                                    --------

               COMMON STOCKS (CONTINUED)
               DISTRIBUTION COMPANIES (CONTINUED)
               TELECOMMUNICATIONS: LONG DISTANCE -- 2.4%
      18,000   AT&T Inc. ....................  $    586,080
       3,500   Embarq Corp. .................       169,295
       1,000   Embratel Participacoes SA, ADR        15,840
      35,000   Philippine Long Distance
                 TelephoneCo., ADR ..........     1,524,600
      70,000   Sprint Nextel Corp. ..........     1,200,500
       1,000   Startec Global Communications
                 Corp.+ (a) .................             2
       1,666   Talk America Holdings Inc.+ ..        15,827
     600,000   Telecom Italia SpA ...........     1,704,264
      15,534   Windstream Corp. .............       204,894
                                               ------------
                                                  5,421,302
                                               ------------
               TELECOMMUNICATIONS: NATIONAL -- 4.8%
       9,000   BT Group plc, ADR ............       455,130
       5,000   China Telecom Corp. Ltd., ADR        180,750
       5,000   China Unicom Ltd., ADR .......        48,900
      39,000   Compania de Telecomunicaciones
                 de Chile SA, ADR ...........       275,730
     158,000   Deutsche Telekom AG, ADR .....     2,507,460
      50,000   Elisa Oyj ....................     1,103,207
       3,000   France Telecom SA, ADR .......        69,930
       3,305   Hellenic Telecommunications
                 Organization SA+ ...........        81,052
         500   Magyar Telekom
                 Telecommunications plc, ADR+        10,000
          20   Nippon Telegraph & Telephone
                 Corp. ......................        98,201
       4,320   PT Telekomunikasi Indonesia,
                 ADR ........................       156,211
       6,000   Rostelecom, ADR ..............       180,600
      45,000   Swisscom AG, ADR .............     1,502,550
       2,000   Telecom Corp. of New Zealand
                 Ltd., ADR ..................        44,860
      55,000   Telefonica SA, ADR ...........     2,849,550
      38,000   Telefonos de Mexico SA de CV,
                 Cl. L, ADR .................       972,040
      18,172   TeliaSonera AB ...............       116,549
       2,400   Telstra Corp. Ltd., ADR ......        33,024
                                               ------------
                                                 10,685,744
                                               ------------
               TELECOMMUNICATIONS: REGIONAL -- 7.9%
      15,025   ALLTEL Corp. .................       833,888
      32,025   BCE Inc. .....................       867,557
       4,000   Brasil Telecom Participacoes
                 SA, ADR ....................       120,240
      18,000   CenturyTel Inc. ..............       714,060
      90,000   Cincinnati Bell Inc.+ ........       433,800
      60,000   Citizens Communications Co. ..       842,400
      50,000   Commonwealth Telephone
                 Enterprises Inc. ...........     2,061,500
       3,000   Metromedia International
                 Group Inc.+ ................         5,310
           8   NTL Inc ......................           203

                                                  MARKET
      SHARES                                      VALUE*
     --------                                    --------

     230,000   Qwest Communications
                 International Inc.+ ........  $  2,005,600
      18,432   Tele Norte Leste Participacoes
                 SA, ADR ....................       252,703
      10,000   Telecom Argentina SA, Cl. B,
                 ADR+ .......................       137,500
      68,000   Telephone & Data Systems Inc.      2,862,800
      50,000   Telephone & Data Systems Inc.,
                 Special ....................     2,042,500
      40,000   TELUS Corp. ..................     2,250,951
       4,000   Time Warner Telecom Inc.,
                 Cl. A+ .....................        76,040
      58,000   Verizon Communications Inc. ..     2,153,540
                                               ------------
                                                 17,660,592
                                               ------------
               WIRELESS COMMUNICATIONS -- 4.2%
      96,000   America Movil SA de CV,
                 Cl. L, ADR .................     3,779,520
         102   Hutchison Telecommunications
                 International Ltd.+ ........           180
     240,000   Jasmine International Public
                 Co. Ltd.+ (a) ..............         3,131
         500   NTT DoCoMo Inc. ..............       770,370
      30,000   Price Communications Corp.+ ..       579,000
      10,800   Rural Cellular Corp., Cl. A+..       104,004
      37,000   SK Telecom Co. Ltd., ADR .....       874,310
         330   Tele Norte Celular
                 Participacoes SA, ADR ......         2,904
         825   Telemig Celular Participacoes
                 SA, ADR ....................        30,443
       3,178   Tim Participacoes SA, ADR ....        88,507
      30,000   United States Cellular Corp.+      1,791,000
      18,000   Vimpel-Communications, ADR+ ..     1,090,620
      15,999   Vivo Participacoes SA, ADR ...        49,917
       8,750   Vodafone Group plc, ADR ......       200,025
                                               ------------
                                                  9,363,931
                                               ------------
               TOTAL DISTRIBUTION COMPANIES..   114,078,997
                                               ------------
               TOTAL COMMON STOCKS ..........   203,678,541
                                               ------------
               PREFERRED STOCKS -- 0.7%
               BROADCASTING -- 0.5%
         800   Granite Broadcasting Corp.,
                 12.750% Pfd.+ ..............       124,000
         100   Gray Television Inc.,
                 8.000% Cv. Pfd.,
                 Ser. C (a)(b)(c) ...........     1,000,000
                                               ------------
                                                  1,124,000
                                               ------------
               BUSINESS SERVICES -- 0.2%
      11,691   Interep National Radio Sales Inc.,
                 4.000% Cv. Pfd.,
                 Ser. A+ (a)(b)(c) ..........       409,188
                                               ------------
               TOTAL PREFERRED STOCKS .......     1,533,188
                                               ------------

          THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
            SCHEDULE OF INVESTMENTS (CONTINUED)
               SEPTEMBER 30, 2006 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
     --------                                    --------

               RIGHTS -- 0.0%
               BROADCASTING -- 0.0%
       5,140   Media Prima Berhad,
                 expire 07/18/08+ ...........  $      1,714
                                               ------------
               WARRANTS -- 0.0%
               BROADCASTING -- 0.0%
       5,140   Media Prima Berhad,
                 expire 07/31/08+ ...........         1,045
                                               ------------
               BUSINESS SERVICES -- 0.0%
      62,500   Interep National Radio Sales Inc.,
                 expire 05/06/07+ (a)(b)(c)..             0
                                               ------------
               COMMUNICATIONS EQUIPMENT -- 0.0%
         541   Lucent Technologies Inc.,
                 expire 12/10/07+ ...........           103
                                               ------------
               PUBLISHING -- 0.0%
      25,000   Nation Multimedia Group plc,
                 expire 08/22/07+ ...........           253
                                               ------------
               TOTAL WARRANTS ...............         1,401
                                               ------------

     PRINCIPAL
       AMOUNT
      --------

               CONVERTIBLE CORPORATE BONDS -- 0.1%
               BUSINESS SERVICES -- 0.1%
 $    50,000   BBN Corp., Sub. Deb. Cv.,
                 6.000%, 04/01/12+ (a)(d) ...             0
     280,000   Trans-Lux Corp., Sub. Deb. Cv.,
                 8.250%, 03/01/12 ...........       253,400
                                               ------------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS ............       253,400
                                               ------------
               U.S. GOVERNMENT OBLIGATIONS -- 8.2%
  18,613,000   U.S. Treasury Bills,
                 4.793% to 5.152%++,
                 10/12/06 to 03/08/07 .......    18,393,864
                                               ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $164,733,802) .......................  $223,862,108
                                               ============
-----------------
         Aggregate book cost.................  $167,884,133
                                               ============
         Gross unrealized appreciation ......  $ 66,354,775
         Gross unrealized depreciation ......   (10,376,800)
                                               ------------
         Net unrealized appreciation
           (depreciation) ...................  $ 55,977,975
                                               ============
-----------------
INTEREST RATE SWAPS
                                     FLOATING
  NOTIONAL                       RATE RECEIVED+++    TERMINATION    UNREALIZED
   AMOUNT      FIXED RATE PAID (RATE RESET MONTHLY)      DATE      APPRECIATION
  --------     --------------- -------------------     -------     ------------
 $10,000,000        4.32%           5.33000%        April 4, 2013     $368,605
  15,000,000        3.27            5.33000         April 4, 2008      413,775
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2006, the market value of fair valued securities amounted to $1,714,878 or 0.77% of total investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the market value of Rule 144A securities amounted to $4,916,848 or 2.20% of total investments. Except as noted in (c), these securities are liquid.
(c) At September 30, 2006, the Fund held investments in restricted and illiquid securities amounting to $1,409,188 or 0.63% of total investments, which were valued under methods approved by the Board, as follows:

                                                                     09/30/06
ACQUISITION                            ACQUISITION  ACQUISITION   CARRYING VALUE
  SHARES    ISSUER                        DATE         COST          PER UNIT
 -------    ------                     -----------  -----------   --------------
    100   Gray Television Inc.,
            8.000% Cv. Pfd., Ser.C      04/22/02    $1,000,000      $10,000.0000
 11,691   Interep National
            Radio Sales Inc.,
            4.000% Cv. Pfd., Ser.A      05/03/02     1,081,573           35.0003
 62,500   Interep National
            Radio Sales Inc.
          Warrants expire 05/06/07      05/03/02            --                --

(d) Security in default.
+   Non-income producing security.
++  Represents annualized yield at date of purchase.
+++ Based on Libor (London Interbank Offered Rate).
ADR American Depository Receipt
GDR Global Depository Receipt
CPO Ordinary Participation Certificate
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of theclosing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that theBoard determines does not reflect its fair market value are valued in good faith under procedures established by the Board.


                                        % OF
                                        MARKET    MARKET
                                        VALUE     VALUE
                                       -------   --------
      GEOGRAPHIC DIVERSIFICATION
      North America ..................  73.1%  $163,563,840
      Europe .........................  13.0     29,109,984
      Latin America ..................   7.6     16,961,209
      Asia/Pacific ...................   3.6      8,052,857
      Japan ..........................   2.7      6,174,218
                                       -----   ------------
      Total Investments .............. 100.0%  $223,862,108
                                       =====   ============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Multimedia Trust Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     11/03/06
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.